Financial Instruments - Narrative (Details) MBbls in Thousands, BTU in Thousands, gal in Millions, $ in Millions	3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) BTU Contract MBbls gal	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) BTU item MBbls	Dec. 31, 2013 USD ($) item
Financial Instruments
Number of contracts that are designated as accounting hedges	0				0	0
Derivative (loss) gain on oil and natural gas financial derivative instruments	$ 203	$ (135)	$ (62)		$ 985	$ (52)
Interest rate derivative | Derivatives not designated as accounting hedges
Financial Instruments
Monetary notional amount	600				600
Net liability related to interest rate derivatives (less than $1 million)	1
Net asset related to interest rate derivatives					3	4
Interest expense related to the change in fair market value and cash settlements of interest rate derivative instruments	$ 4	$ 1		$ 3	$ 5	$ 3
Oil derivatives | Fixed Price Swaps | Derivatives not designated as accounting hedges
Financial Instruments
Nonmonetary notional amount (in MBbls or gal) | MBbls	36				37
Natural gas derivatives | Fixed Price Swaps | Derivatives not designated as accounting hedges
Financial Instruments
Nonmonetary notional amount (in Btu) | BTU	54				69
Propane derivatives | Fixed Price Swaps | Derivatives not designated as accounting hedges
Financial Instruments
Nonmonetary notional amount (in MBbls or gal) | gal	35